Statement of Changes in Net Assets Available for Benefits - 401(k) PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Interest	$ 1,467,640
Dividends	11,849,853
Net appreciation in fair value of investments	277,114,248
Total	290,431,741
Contributions:
Employer	54,785,750
Participants	107,243,741
Total contributions	162,029,491
Total additions	452,461,232
Deductions from net assets attributable to:
Benefits paid to participants	190,599,280
Administrative expenses	646,374
Total deductions	191,245,654
Net increase	261,215,578
Beginning of year	1,701,725,220
End of year	$ 1,962,940,798